Business Segments - Segment Revenue (Detail) - USD ($)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 439,000,000	$ 415,000,000	$ 407,000,000	$ 391,000,000	$ 370,000,000	$ 381,000,000	$ 373,000,000	$ 360,000,000	$ 361,000,000	$ 838,000,000	$ 761,000,000	$ 1,583,000,000	$ 1,475,000,000	$ 1,317,000,000
Cost reimbursements	34,000,000			32,000,000						68,000,000	61,000,000	126,000,000	110,000,000	107,000,000
Charges for billing and collection services	11,000,000			8,000,000						21,000,000	16,000,000	32,000,000	32,000,000	33,000,000
Operating segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	415,000,000			365,000,000						786,000,000	712,000,000	1,482,000,000	1,385,000,000	1,225,000,000
Operating segments | Real estate sales and financing
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	323,000,000			276,000,000						606,000,000	542,000,000	1,143,000,000	1,078,000,000	942,000,000
Operating segments | Resort operations and club management
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	92,000,000			89,000,000						180,000,000	170,000,000	339,000,000	307,000,000	283,000,000
Segment Reconciling Items
Segment Reporting, Revenue Reconciling Item [Line Items]
Cost reimbursements	34,000,000			32,000,000						68,000,000	61,000,000	126,000,000	110,000,000	107,000,000
Intersegment eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	(10,000,000)			(6,000,000)						(16,000,000)	(12,000,000)	(25,000,000)	(20,000,000)	(15,000,000)
Charges for billing and collection services	0			0						0	1,000,000	2,000,000	2,000,000	1,000,000
Charges for discounts on property stays	10,000,000			6,000,000						16,000,000	11,000,000	23,000,000	17,000,000	13,000,000
Rental expense for model units	$ 1,000,000			$ 1,000,000						$ 1,000,000	$ 1,000,000	$ 0	$ 1,000,000	$ 1,000,000